Inventories	9 Months Ended
Sep. 30, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6)	Inventories

A summary of inventories is as follows:

	September 30, 2011	December 31, 2010

Raw Materials	$822,043	$469,793
Work in progress	46,461	39,991
Finished goods	248,866	187,734

	$1,117,370	$697,518

Inventories are stated at the lower of cost or market. The weighted average cost method is used to account for the Company inventories.